Financial assets at amortized cost - Other Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Financial Assets [Abstract]
Financial assets pledged as collateral	$ 29,495,681	$ 30,517,448
Other receivables	24,561,762	19,945,116
Receivable from financial institution for spot transactions pending settlement	4,569,015	5,092,137
Receivable from non-financial institution for spot transactions pending settlement	87,780	15,775
Others	59,788	384,759
Allowances for ECL	(462,035)	(561,113)
TOTAL	$ 58,311,991	$ 55,394,122